STOCK OPTION RESERVE (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of stock option reserve

	Years Ended March 31,
	2024		2023
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve
Balance, beginning of year	$—	$21,204	$11,659	$16,928
Share-based compensation expense	—	2,637	—	4,276
Settled in iOx exchange	—	—	(11,659)	—
Balance, end of year	$—	$23,841	$—	$21,204

Schedule of assumptions

Assumption	Unvested Options	Vested Options
Risk free interest rate	0.48%	0.48%
Expected dividend	Nil	Nil
Expected volatility	144%	139%
Expected life (in years)	6.00	5.5
Fair value of Portage stock	US$17.11	US$16.66

Following are the weighted average assumptions used in connection with the January 19, 2022 option grants, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.11%
Expected dividend	Nil
Expected volatility	116%
Expected life (in years)	6.25
Fair value of Portage stock	US$8.76

Following are the weighted average assumptions used in connection with the February 15, 2022 option grants, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.99%
Expected dividend	Nil
Expected volatility	111%
Expected life (in years)	6.00
Fair value of Portage stock	US$7.20

The following is the weighted average assumptions used in connection with the June 8, 2022 option grant with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	3.05%
Expected dividend	Nil
Expected volatility	111%
Expected life (in years)	6.25
Fair value of Portage option	US$9.36

The following is the weighted average assumptions used in connection with the July 27, 2022 option grant with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	2.83%
Expected dividend	Nil
Expected volatility	112%
Expected life (in years)	5.75
Fair value of Portage option	US$8.38

The following is the weighted average assumptions used in connection with the March 30, 2023 option grants with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

	Unvested Options
Assumption	(1 Year Grants)	(4 Year Grants)
Risk free interest rate	3.66%	3.64%
Expected dividend	Nil	Nil
Expected volatility	113%	110%
Expected life (in years)	5.50	6.25
Fair value of Portage option	US$2.43	US$2.48

Schedule of changes in the number of options issued

	Years Ended March 31,
	2024	2023	2024	2023
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Balance, beginning of year	1,963,420	1,151,400	—	1,275
Granted	—	812,020	—	—
Expired or forfeited	(157,800)	—	—	(1,275)
Balance, end of year	1,805,620	1,963,420	—	—
Exercisable, end of year	1,146,112	747,163	—	—

(c)	The following is the weighted average exercise price and the remaining contractual life for outstanding options by plan as of March 31, 2024 and 2023:

Schedule of weighted average exercise price and the remaining contractual life

	As of March 31,
	2024	2023	2024	2023
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Weighted average exercise price	$10.18	10.53	$–	$–
Weighted average remaining contractual life (in years)	7.86	8.86	—	—